Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment
Property and Equipment

4. Property and Equipment

              Property and equipment consisted of the following as of December 31, 2014 and 2015:

	December 31,
in thousands	2014	2015
Laboratory equipment	$404	$518
Office furniture and equipment	67	57
Software	45	—
Leasehold improvements	394	394

	910	969
Less: Accumulated depreciation	(683)	(658)

Property and equipment, net	$227	$311

              Depreciation expense for the years ended December 31, 2014 and 2015 was $189,325 and $118,174, respectively, and is recorded within the administrative expenses in the consolidated statements of operations. The Company disposed of $1,070,595 and $143,155 of fully depreciated property and equipment in 2014 and 2015, respectively.